Subsequent Events	6 Months Ended
Jun. 30, 2016
Subsequent Events
Subsequent Events:
20.      Subsequent Events:
20.1 On July 27, 2016, the Company received written notification from The Nasdaq Stock Market ("Nasdaq"), indicating that as the closing bid price of the Company's common stock for the last 30 consecutive business days, was below $1.00 per share, the Company no longer meets the minimum bid price requirement for continued listing on the Nasdaq Capital Market, set forth in Nasdaq Listing Rule 5550(a)(2). Pursuant to Nasdaq Listing Rules, the applicable grace period to regain compliance is 180 days, or until January 23, 2017. The Company has determined to effect a 1-for-4 reverse stock split, in order to regain compliance with the Nasdaq Capital Market minimum bid price requirement, effective on or about August 15, 2016.
20.2 On July 27, 2016, the Company's $103.2 million secured term loan facility dated June 20, 2008, with a total outstanding balance of $18,250, became due and payable in full.
20.3 During July and August 2016 and up to August 7, 2016, 3,935 of the Company's Series C Convertible Preferred stock, were converted to 11,383,894 common shares, including the respective dividends.
20.4 Mr. Anthony Kandylidis, Executive Vice President has assumed the duties of interim Chief Financial Officer as of August 8, 2016.